BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Schedule of brokerage commission and handling charge expenses

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Commission, handling and settlement expenses	319,496	182,541
IPO subscription service charge expenses	39,506	680
Total	359,002	183,221

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Commission, handling and settlement expenses	437,923	264,950
IPO subscription service charge expenses	46,539	845
Total	484,462	265,795